PROPERTY, PLANT AND EQUIPMENT - Property and equipment items pledged in guarantee and reversible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
Property and equipment pledged in guarantee	R$ 85,172	R$ 81,416
Estimated residual value of reversible assets	R$ 6,711,435	R$ 7,364,456